Share-Based Payment - Total Share-based Compensation Recognized (Details) - Restricted Stock Units - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	¥ 62,787	¥ 57,735	¥ 55,991
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	6,983	2,626	2,588
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	¥ 55,804	¥ 55,109	¥ 53,403